Accounting policies and valuation methods (Details 2)	12 Months Ended
Dec. 31, 2017
Standard 6
SummaryOfBasisForPreparingFinancialStatementsLineItems [Line Items]
Standard	IFRS 15 Revenue from Contracts with Customers
Effective date	Jan. 01, 2018
Standard 7
SummaryOfBasisForPreparingFinancialStatementsLineItems [Line Items]
Standard	IFRS 9 Financial Instruments (2014)
Effective date	Jan. 01, 2018
Standard 8
SummaryOfBasisForPreparingFinancialStatementsLineItems [Line Items]
Standard	IFRS 16 Leases
Effective date	Jan. 01, 2019
Standard 9
SummaryOfBasisForPreparingFinancialStatementsLineItems [Line Items]
Standard	Clarifications to IFRS 15 Revenue from Contracts with Customers
Effective date	Jan. 01, 2018
Standard 10
SummaryOfBasisForPreparingFinancialStatementsLineItems [Line Items]
Standard	Amendments to IFRS 2 Classification and Measurement of Share-based Payment Transactions
Effective date	Jan. 01, 2018
Standard 11
SummaryOfBasisForPreparingFinancialStatementsLineItems [Line Items]
Standard	Amendments to IFRS 4 Applying IFRS 9 Financial Instruments with IFRS 4 Insurance Contracts
Effective date	Jan. 01, 2018
Standard 12
SummaryOfBasisForPreparingFinancialStatementsLineItems [Line Items]
Standard	Annual Improvements to IFRSs 2014-2016 Cycle
Effective date	Jan. 01, 2018
Standard 13
SummaryOfBasisForPreparingFinancialStatementsLineItems [Line Items]
Standard	IFRIC 22 Foreign Currency Transactions and Advance Consideration
Effective date	Jan. 01, 2018
Standard 14
SummaryOfBasisForPreparingFinancialStatementsLineItems [Line Items]
Standard	IFRIC 23 Uncertainty over Income Tax Treatments
Effective date	Jan. 01, 2019